UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,160,690
Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,165	1,175,194

		2,335,884

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,764,832
Series C, 5.00%, 1/01/21	2,500	2,941,275

		6,706,107

Arizona — 3.5%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	640	659,194
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,530,100
5.00%, 7/01/21	5,585	6,521,660
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,675,935
5.25%, 12/01/20	1,000	1,150,640

		11,537,529

California — 9.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	942,898
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,407,050
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (b)	6,865	4,600,580
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	622,220
5.00%, 1/01/20	550	639,513
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,427,400

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	$1,000	$1,236,720
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,986,200

		29,862,581

Colorado — 1.5%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	136,600
4.00%, 8/15/20	150	163,300
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	596,159
4.00%, 12/01/20	580	622,642
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (b)	4,500	3,503,700

		5,022,401

District of Columbia — 1.5%
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,031,700

Florida — 6.6%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,847,725
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,420,700
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,604,240
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	587,730
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,615	1,633,540
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	1,840	1,871,133

BlackRock Municipal 2020 Term Trust	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	$250	$140,175
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	5,000	5,948,750
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 12/31/49	3,530	2,630,273

		21,684,266

Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,770,593

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	286,188
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,380,935

		1,667,123

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,414,765
5.00%, 11/15/20	1,440	1,607,285

		3,022,050

Illinois — 14.4%
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,138,390
City of Chicago Illinois, O'Hare International Airport, GARB, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,295,950
5.00%, 1/01/22	7,000	7,409,150
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,197,540

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (b)	$13,455	$10,371,921
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,688,700
State of Illinois, GO, 5.00%, 7/01/20	5,255	5,816,392
State of Illinois, RB, Series B:
5.00%, 6/15/19 (e)	515	604,085
5.00%, 6/15/20	1,485	1,718,249
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (e)	2,250	2,349,495

		47,589,872

Indiana — 5.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,515	2,154,273
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,657,689
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	703,932
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,990,400

		16,506,294

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,592,544

Kansas — 2.4%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (b)	6,440	5,026,613

BlackRock Municipal 2020 Term Trust	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas (concluded)
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	$2,500	$2,895,250

		7,921,863

Kentucky — 2.1%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,258,883
5.00%, 12/01/20	1,430	1,674,902
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	2,000	2,054,420
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b):
0.00%, 7/01/19	255	217,515
0.00%, 7/01/20	1,000	813,950

		7,019,670

Louisiana — 0.7%
City of New Orleans, Refunding RB, 5.00%, 12/01/20	400	459,712
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,005,920

		2,465,632

Maryland — 2.1%
Anne Arundel County Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	313,951
5.00%, 7/01/20	500	578,775
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,362,825
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,490,474
University of Maryland, Medical System, 5.00%, 7/01/19	670	768,061

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland State and Local Facilities Loan, GO, 1st Series B, 5.00%, 3/15/20	$2,000	$2,384,060

		6,898,146

Massachusetts — 0.4%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,126,970
State of Massachusetts Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,669

		1,267,639

Michigan — 2.9%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,499,115
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,535	1,690,894
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,094,430
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	380,429
Series 2-A, 4.00%, 10/15/20	1,205	1,340,659
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,165,390
5.00%, 11/01/21	2,000	2,342,940

		9,513,857

Minnesota — 1.1%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,259,650
State of Minnesota Trunk Highway, GO, Series B, 5.00%, 10/01/20	2,000	2,400,020

		3,659,670

Missouri — 3.0%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,519,210

BlackRock Municipal 2020 Term Trust	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, Series A:
BJC Health System, 5.00%, 5/15/20	$5,500	$5,702,180
Coxhealth, 5.00%, 11/15/20	500	582,715

		9,804,105

Multi-State — 3.3%
Centerline Equity Issuer Trust (a)(f):
Series A-4-1, 5.75%, 10/31/52	1,000	1,034,550
Series A-4-2, 6.00%, 10/31/52	2,500	2,885,275
Series B-3-1, 6.00%, 10/31/52	4,000	4,138,800
Series B-3-2, 6.30%, 10/31/52	2,500	2,915,075

		10,973,700

Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,888,570

Nevada — 2.6%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	583,155
5.00%, 7/01/20	1,000	1,176,390
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,342,300
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,425	1,531,006

		8,632,851

New Jersey — 4.2%
Middlesex County Improvement Authority, RB, George Street Student Housing Project, Series A, 5.00%, 8/15/14	1,000	1,001,890
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/20	250	287,957
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,868,050

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities, Series GG, 5.00%, 9/01/22	$2,000	$2,252,980
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,223,770
Seton Hall University, Series D, 5.00%, 7/01/20	650	755,937
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (g)	2,500	3,050,400
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,295,026

		13,736,010

New York — 7.2%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
7.63%, 8/01/25	3,885	4,265,108
7.75%, 8/01/31	5,000	5,519,450
New York Mortgage Agency, Refunding RB, S/F Housing, 35th Series, AMT, 4.50%, 10/01/20	2,165	2,192,690
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,928,485
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,023,803
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,525	1,761,955

		23,691,491

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,744,912

BlackRock Municipal 2020 Term Trust	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	$5,000	$5,850,300

		7,595,212

Ohio — 1.7%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (h)	5,300	5,593,143

Oklahoma — 0.9%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,684,470
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 2.50%, 4/01/15	225	217,453
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,225,455

		3,127,378

Pennsylvania — 6.0%
County of Beaver Pennsylvania IDA, Refunding RB, FirstEnergy Nuclear Generation Project, Series B, 3.50%, 12/01/35 (h)	3,405	3,446,166
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,394,029
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,340,148
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,208,454
4.00%, 10/01/20	1,210	1,247,994
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,826,417
Widener University, 5.00%, 7/15/20	600	680,832

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	$460	$466,905
2.55%, 4/01/20	850	852,559
2.65%, 10/01/20	865	877,430
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,748,100
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,115,420
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,160,090
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	416,241
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	380,218
4.00%, 7/01/20	465	488,483

		19,649,486

Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,317,043

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,335,060

Texas — 15.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	919,800
5.75%, 1/01/20	1,140	1,328,146
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,801,950
City of Frisco Texas, GO, Refunding, 3.00%, 2/15/20	2,250	2,416,680
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	291,577
United Airlines, Inc. Terminal E Project, 4.50%, 7/01/20	5,000	5,139,700

BlackRock Municipal 2020 Term Trust	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	$3,715	$4,175,957
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,823,350
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/19	345	362,830
4.00%, 4/01/20	585	623,113
4.00%, 4/01/20	415	435,580
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,133,540
5.38%, 1/01/21	5,000	5,721,250
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,706,650
Texas State Turnpike Authority, RB, CAB, 1st Tier, Series A (AMBAC) (b):
0.00%, 8/15/21	7,990	6,697,937
0.00%, 8/15/24	8,450	5,928,097

		49,506,157

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/14 (e)	1,000	1,008,430

Virginia — 2.1%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,386,600
County of Hanover Virginia EDC, Refunding RB, Covenant Woods, Series A, 3.00%, 7/01/15	465	469,706
County of Russell Virginia IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,193,520

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	$1,500	$1,734,960

		6,784,786

Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	3,118,369
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	293,380
5.00%, 10/01/42 (h)	4,000	4,686,640

		8,098,389

Wisconsin — 0.9%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,177,480
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,720,495

		2,897,975

Total Municipal Bonds — 116.6%		384,715,207

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

Illinois — 1.7%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,661,000

Total Long-Term Investments (Cost — $365,520,502) — 118.3%		390,376,207

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	231,644	231,644

Total Short-Term Securities (Cost — $231,644) — 0.1%		231,644

BlackRock Municipal 2020 Term Trust	July 31, 2014	6

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $365,752,146*) — 118.4%	$390,607,851
Other Assets Less Liabilities — 0.8%	2,655,994
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1%)	(3,752,420)
AMPS Shares, at Redemption Value — (18.1%)	(59,700,000)

Net Assets Applicable to Common Shares — 100.0%	$329,811,425

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$362,327,221

Gross unrealized appreciation	$27,266,696
Gross unrealized depreciation	(2,736,066)

Net unrealized appreciation	$24,530,630

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security is collateralized by municipal or U.S. Treasury obligations.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income

FFI Institutional Tax-Exempt Fund	2,353,008	(2,121,364)	231,644	$404

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BlackRock Municipal 2020 Term Trust	July 31, 2014	7

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$390,376,207	—	$390,376,207
Short-Term Securities	$231,644	—	—	231,644

Total	$231,644	$390,376,207	—	$390,607,851

[1]	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, TOB trust certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended July 31, 2014.

BlackRock Municipal 2020 Term Trust	July 31, 2014	8

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 25, 2014